RELATED PARTY TRANSACTIONS - Transactions With Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
Related Party Transaction [Line Items]
Related party transactions	$ 612	$ (1,646)	$ (778)
Ship Management Fee Revenue
Related Party Transaction [Line Items]
Related party transactions	1,342	0	455
Ship Management And Administrative Services Expense
Related Party Transaction [Line Items]
Related party transactions	(730)	(1,367)	(687)
Debt Guarantee Compensation
Related Party Transaction [Line Items]
Related party transactions	0	(279)	(169)
Commitment Fee
Related Party Transaction [Line Items]
Related party transactions	0	0	(20)
Office Rental
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ (357)